Trade and Other Payables (Details) - Schedule of Aging Analysis of Trade Payables - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Trade and Other Payables (Details) - Schedule of Aging Analysis of Trade Payables [Line Items]
Trade payables	$ 670,965	$ 297,033
Current [Member]
Trade and Other Payables (Details) - Schedule of Aging Analysis of Trade Payables [Line Items]
Trade payables		294,938
Past due for less than 4 months [Member]
Trade and Other Payables (Details) - Schedule of Aging Analysis of Trade Payables [Line Items]
Trade payables	431,202	2,046
Past due for over 4 months [Member]
Trade and Other Payables (Details) - Schedule of Aging Analysis of Trade Payables [Line Items]
Trade payables	$ 239,763	$ 49